MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 358,909	$ 276,823
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	167,370	118,458
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,384	5,676
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	14,947	7,669
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	29,955	400
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,398	8,583
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 132,855	$ 136,037